UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
November 30*
Date of reporting period:
May 31, 2025
*This Form N-CSR pertains only to the following series of the Registrant: MFS Global Opportunistic Bond Fund. The remaining series of the Registrant have fiscal year ends other than November 30.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Global Opportunistic
Bond Fund
Class A-MGBAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$47	0.94%
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	961,979,169	Average Effective Maturity (yrs):	9.0
Total Number of Holdings:	967	Average Effective Duration (yrs):	7.3
Portfolio Turnover Rate (%):	66
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
	Long	Short	Net
Fixed Income	130.9%	(12.6)%	118.3%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	8.2%	0.0%	8.2%
A	23.6%	0.0%	23.6%
BBB	24.5%	0.0%	24.5%
BB	10.1%	0.0%	10.1%
B	4.8%	0.0%	4.8%
CCC	1.0%	0.0%	1.0%
U.S. Government	3.0%	0.0%	3.0%
Federal Agencies	8.9%	0.0%	8.9%
Not Rated	39.6%	(12.6)%	27.0%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	32.9%	(4.6)%	28.3%
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	23.8%	0.0%	23.8%
High Yield Corporates	11.2%	0.0%	11.2%
U.S. Treasury Securities	17.5%	(6.6)%	10.9%
Mortgage-Backed Securities	8.9%	(1.4)%	7.5%
Collateralized Loan Obligations	3.0%	0.0%	3.0%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBA-SEM

MFS® Global Opportunistic
Bond Fund
Class B-MGBBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$84	1.69%
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	961,979,169	Average Effective Maturity (yrs):	9.0
Total Number of Holdings:	967	Average Effective Duration (yrs):	7.3
Portfolio Turnover Rate (%):	66
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
	Long	Short	Net
Fixed Income	130.9%	(12.6)%	118.3%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	8.2%	0.0%	8.2%
A	23.6%	0.0%	23.6%
BBB	24.5%	0.0%	24.5%
BB	10.1%	0.0%	10.1%
B	4.8%	0.0%	4.8%
CCC	1.0%	0.0%	1.0%
U.S. Government	3.0%	0.0%	3.0%
Federal Agencies	8.9%	0.0%	8.9%
Not Rated	39.6%	(12.6)%	27.0%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	32.9%	(4.6)%	28.3%
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	23.8%	0.0%	23.8%
High Yield Corporates	11.2%	0.0%	11.2%
U.S. Treasury Securities	17.5%	(6.6)%	10.9%
Mortgage-Backed Securities	8.9%	(1.4)%	7.5%
Collateralized Loan Obligations	3.0%	0.0%	3.0%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBB-SEM

MFS® Global Opportunistic
Bond Fund
Class C-MGBDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$84	1.69%
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	961,979,169	Average Effective Maturity (yrs):	9.0
Total Number of Holdings:	967	Average Effective Duration (yrs):	7.3
Portfolio Turnover Rate (%):	66
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
	Long	Short	Net
Fixed Income	130.9%	(12.6)%	118.3%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	8.2%	0.0%	8.2%
A	23.6%	0.0%	23.6%
BBB	24.5%	0.0%	24.5%
BB	10.1%	0.0%	10.1%
B	4.8%	0.0%	4.8%
CCC	1.0%	0.0%	1.0%
U.S. Government	3.0%	0.0%	3.0%
Federal Agencies	8.9%	0.0%	8.9%
Not Rated	39.6%	(12.6)%	27.0%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	32.9%	(4.6)%	28.3%
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	23.8%	0.0%	23.8%
High Yield Corporates	11.2%	0.0%	11.2%
U.S. Treasury Securities	17.5%	(6.6)%	10.9%
Mortgage-Backed Securities	8.9%	(1.4)%	7.5%
Collateralized Loan Obligations	3.0%	0.0%	3.0%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBC-SEM

MFS® Global Opportunistic
Bond Fund
Class I-MGBJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$35	0.69%
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	961,979,169	Average Effective Maturity (yrs):	9.0
Total Number of Holdings:	967	Average Effective Duration (yrs):	7.3
Portfolio Turnover Rate (%):	66
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
	Long	Short	Net
Fixed Income	130.9%	(12.6)%	118.3%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	8.2%	0.0%	8.2%
A	23.6%	0.0%	23.6%
BBB	24.5%	0.0%	24.5%
BB	10.1%	0.0%	10.1%
B	4.8%	0.0%	4.8%
CCC	1.0%	0.0%	1.0%
U.S. Government	3.0%	0.0%	3.0%
Federal Agencies	8.9%	0.0%	8.9%
Not Rated	39.6%	(12.6)%	27.0%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	32.9%	(4.6)%	28.3%
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	23.8%	0.0%	23.8%
High Yield Corporates	11.2%	0.0%	11.2%
U.S. Treasury Securities	17.5%	(6.6)%	10.9%
Mortgage-Backed Securities	8.9%	(1.4)%	7.5%
Collateralized Loan Obligations	3.0%	0.0%	3.0%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBI-SEM

MFS® Global Opportunistic
Bond Fund
Class R1-MGBKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$84	1.69%
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	961,979,169	Average Effective Maturity (yrs):	9.0
Total Number of Holdings:	967	Average Effective Duration (yrs):	7.3
Portfolio Turnover Rate (%):	66
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
	Long	Short	Net
Fixed Income	130.9%	(12.6)%	118.3%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	8.2%	0.0%	8.2%
A	23.6%	0.0%	23.6%
BBB	24.5%	0.0%	24.5%
BB	10.1%	0.0%	10.1%
B	4.8%	0.0%	4.8%
CCC	1.0%	0.0%	1.0%
U.S. Government	3.0%	0.0%	3.0%
Federal Agencies	8.9%	0.0%	8.9%
Not Rated	39.6%	(12.6)%	27.0%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	32.9%	(4.6)%	28.3%
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	23.8%	0.0%	23.8%
High Yield Corporates	11.2%	0.0%	11.2%
U.S. Treasury Securities	17.5%	(6.6)%	10.9%
Mortgage-Backed Securities	8.9%	(1.4)%	7.5%
Collateralized Loan Obligations	3.0%	0.0%	3.0%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBR1-SEM

MFS® Global Opportunistic
Bond Fund
Class R2-MGBLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$59	1.19%
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	961,979,169	Average Effective Maturity (yrs):	9.0
Total Number of Holdings:	967	Average Effective Duration (yrs):	7.3
Portfolio Turnover Rate (%):	66
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
	Long	Short	Net
Fixed Income	130.9%	(12.6)%	118.3%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	8.2%	0.0%	8.2%
A	23.6%	0.0%	23.6%
BBB	24.5%	0.0%	24.5%
BB	10.1%	0.0%	10.1%
B	4.8%	0.0%	4.8%
CCC	1.0%	0.0%	1.0%
U.S. Government	3.0%	0.0%	3.0%
Federal Agencies	8.9%	0.0%	8.9%
Not Rated	39.6%	(12.6)%	27.0%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	32.9%	(4.6)%	28.3%
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	23.8%	0.0%	23.8%
High Yield Corporates	11.2%	0.0%	11.2%
U.S. Treasury Securities	17.5%	(6.6)%	10.9%
Mortgage-Backed Securities	8.9%	(1.4)%	7.5%
Collateralized Loan Obligations	3.0%	0.0%	3.0%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBR2-SEM

MFS® Global Opportunistic
Bond Fund
Class R3-MGBMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$47	0.94%
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	961,979,169	Average Effective Maturity (yrs):	9.0
Total Number of Holdings:	967	Average Effective Duration (yrs):	7.3
Portfolio Turnover Rate (%):	66
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
	Long	Short	Net
Fixed Income	130.9%	(12.6)%	118.3%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	8.2%	0.0%	8.2%
A	23.6%	0.0%	23.6%
BBB	24.5%	0.0%	24.5%
BB	10.1%	0.0%	10.1%
B	4.8%	0.0%	4.8%
CCC	1.0%	0.0%	1.0%
U.S. Government	3.0%	0.0%	3.0%
Federal Agencies	8.9%	0.0%	8.9%
Not Rated	39.6%	(12.6)%	27.0%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	32.9%	(4.6)%	28.3%
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	23.8%	0.0%	23.8%
High Yield Corporates	11.2%	0.0%	11.2%
U.S. Treasury Securities	17.5%	(6.6)%	10.9%
Mortgage-Backed Securities	8.9%	(1.4)%	7.5%
Collateralized Loan Obligations	3.0%	0.0%	3.0%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBR3-SEM

MFS® Global Opportunistic
Bond Fund
Class R4-MGBNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$35	0.69%
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	961,979,169	Average Effective Maturity (yrs):	9.0
Total Number of Holdings:	967	Average Effective Duration (yrs):	7.3
Portfolio Turnover Rate (%):	66
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
	Long	Short	Net
Fixed Income	130.9%	(12.6)%	118.3%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	8.2%	0.0%	8.2%
A	23.6%	0.0%	23.6%
BBB	24.5%	0.0%	24.5%
BB	10.1%	0.0%	10.1%
B	4.8%	0.0%	4.8%
CCC	1.0%	0.0%	1.0%
U.S. Government	3.0%	0.0%	3.0%
Federal Agencies	8.9%	0.0%	8.9%
Not Rated	39.6%	(12.6)%	27.0%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	32.9%	(4.6)%	28.3%
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	23.8%	0.0%	23.8%
High Yield Corporates	11.2%	0.0%	11.2%
U.S. Treasury Securities	17.5%	(6.6)%	10.9%
Mortgage-Backed Securities	8.9%	(1.4)%	7.5%
Collateralized Loan Obligations	3.0%	0.0%	3.0%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBR4-SEM

MFS® Global Opportunistic
Bond Fund
Class R6-MGBOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$31	0.61%
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	961,979,169	Average Effective Maturity (yrs):	9.0
Total Number of Holdings:	967	Average Effective Duration (yrs):	7.3
Portfolio Turnover Rate (%):	66
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
	Long	Short	Net
Fixed Income	130.9%	(12.6)%	118.3%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	8.2%	0.0%	8.2%
A	23.6%	0.0%	23.6%
BBB	24.5%	0.0%	24.5%
BB	10.1%	0.0%	10.1%
B	4.8%	0.0%	4.8%
CCC	1.0%	0.0%	1.0%
U.S. Government	3.0%	0.0%	3.0%
Federal Agencies	8.9%	0.0%	8.9%
Not Rated	39.6%	(12.6)%	27.0%
Cash & Cash Equivalents	3.2%	(0.2)%	3.0%
Other	107.9%	(129.2)%	(21.3)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	32.9%	(4.6)%	28.3%
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	23.8%	0.0%	23.8%
High Yield Corporates	11.2%	0.0%	11.2%
U.S. Treasury Securities	17.5%	(6.6)%	10.9%
Mortgage-Backed Securities	8.9%	(1.4)%	7.5%
Collateralized Loan Obligations	3.0%	0.0%	3.0%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global Opportunistic Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Opportunistic Bond Fund
Portfolio of Investments − 5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.4%
Aerospace & Defense – 0.5%
Boeing Co., 6.388%, 5/01/2031		$278,000	$ 296,619
Boeing Co., 5.805%, 5/01/2050		1,089,000	1,019,773
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		639,000	646,869
Thales S.A., 4.25%, 10/18/2031	EUR	600,000	727,460
TransDigm, Inc., 6.375%, 3/01/2029 (n)		$2,159,000	2,194,185
			$4,884,906
Asset-Backed & Securitized – 7.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1%, 11/15/2054 (i)		$11,643,246	$ 457,696
ACREC 2021-FL1 Ltd., “C”, FLR, 6.593% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		2,557,500	2,546,823
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		3,095,146	3,095,341
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		2,733,746	2,712,836
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		1,262,301	1,264,738
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.043% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)		1,205,000	1,200,094
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.293% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)		1,049,500	1,044,484
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.332% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,397,614
AREIT 2022-CRE6 Trust, “C”, FLR, 6.478% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		533,500	528,719
AREIT 2022-CRE6 Trust, “D”, FLR, 7.178% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		569,500	566,991
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.772% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		3,802,743	3,793,632
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.592%, 4/15/2053 (i)		1,384,530	68,086
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.207%, 7/15/2054 (i)		9,028,141	484,301
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.578%, 2/15/2054 (i)		14,730,132	1,006,556
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.796%, 7/15/2053 (i)		11,823,852	592,841
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.135%, 3/15/2054 (i)		6,356,878	273,020
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.881%, 6/15/2054 (i)		19,772,244	694,804
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.234%, 7/15/2054 (i)		19,706,049	1,048,299
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.256%, 8/15/2054 (i)		20,652,975	1,119,430
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.17% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		941,760	942,349
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.719% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)		754,553	755,025
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.493% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		632,000	628,009
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.743% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		572,500	566,909
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		1,387,062	1,409,138
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		82,269	83,990
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		876,323	873,929
BX Trust, 2024-PURE, “A”, FLR, 4.652% (CORRA + 1.9%), 11/15/2041 (n)	CAD	2,043,000	1,496,131
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		$381,350	378,520
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		498,987	501,167
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		954,361	955,932
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.763%, 4/15/2054 (i)		7,745,122	245,358
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.97%, 6/15/2063 (i)		11,249,313	460,097
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.03%, 6/15/2064 (i)		9,372,376	422,234
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.789%, 4/15/2065		2,344,000	2,118,773
Commercial Mortgage Pass-Through Certificates, 2024-YR9, “AS”, 6.182%, 8/15/2057		1,128,169	1,167,664
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)		1,580,784	1,592,305
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)		194,910	195,523
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)		100,000	100,272
Empire District Bondco LLC, 4.943%, 1/01/2033		1,362,063	1,366,578
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		621,240	623,231
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		432,000	432,291
GLBFS-SEM

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)		$606,933	$ 612,221
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		151,515	153,099
EQT Trust, 2024-EXTR, “D”, 6.682%, 7/05/2041 (n)		150,000	151,545
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.573% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		990,500	982,059
GLS Auto Receivables Trust, 2024-3A, “A”, 5.59%, 10/15/2029 (n)		804,099	812,328
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		83,621	83,680
KREF 2021-FL2 Ltd., “B”, FLR, 6.093% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2039 (n)		2,155,000	2,132,778
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.443% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		1,395,500	1,389,163
MF1 2021-FL5 Ltd., “C”, FLR, 6.143% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		645,000	643,040
MF1 2021-FL6 Ltd., “B”, FLR, 6.093% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		3,800,000	3,721,460
MF1 2022-FL8 Ltd., “C”, FLR, 6.524% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,113,518
MF1 2024-FL14 LLC, “AS”, FLR, 6.566% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		886,959	888,019
MF1 2024-FL14 LLC, “B”, FLR, 7.015% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		848,223	850,071
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.277%, 5/15/2054 (i)		5,661,222	283,243
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.172%, 6/15/2054 (i)		16,614,219	731,150
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		842,092	845,338
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		1,959,069	1,963,471
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		405,533	407,783
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)		1,392,115	1,403,326
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.593% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)		1,212,000	1,211,076
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.243% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		1,223,000	1,216,159
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.543% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)		238,000	234,201
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.869% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		3,150,000	3,132,798
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.843% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		800,000	797,374
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		1,019,882	1,020,966
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		1,398,000	1,397,383
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.495%, 4/15/2054 (i)		9,165,581	573,042
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.493%, 8/15/2054 (i)		15,305,531	1,011,192
			$71,973,213
Automotive – 0.6%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		$1,226,000	$ 942,274
Ferrari N.V., 3.625%, 5/21/2030	EUR	1,080,000	1,259,417
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		$639,000	630,180
Hyundai Capital America, 5.25%, 1/08/2027 (n)		248,000	249,193
Hyundai Capital America, 6.375%, 4/08/2030 (n)		825,000	866,187
Volkswagen International Finance N.V., 5.994%, 5/15/2174	EUR	500,000	570,692
Volkswagen Leasing GmbH, 4%, 4/11/2031		690,000	805,450
			$5,323,393
Broadcasting – 0.3%
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		$1,822,000	$ 1,749,415
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		1,076,000	1,000,192
			$2,749,607
Brokerage & Asset Managers – 0.9%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		$246,000	$ 254,687
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		1,233,000	1,309,502
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		2,160,000	2,163,575
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	303,531
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	787,055
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,333,000	1,282,218
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		980,000	989,305

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Nomura Holdings, Inc., 3.459%, 5/28/2030	EUR	1,040,000	$ 1,185,107
			$8,274,980
Building – 0.8%
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)		$1,625,000	$ 1,724,180
CRH Finance (U.K.) PLC, 4.125%, 12/02/2029	GBP	780,000	1,018,417
Ferguson Enterprises, Inc., 5%, 10/03/2034		$774,000	745,098
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		2,190,000	1,865,362
Holcim Finance US LLC, 4.95%, 4/07/2030 (n)		256,000	257,644
Holcim Finance US LLC, 5.4%, 4/07/2035 (n)		235,000	234,157
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		1,339,000	1,075,391
Vulcan Materials Co., 3.5%, 6/01/2030		779,000	739,502
Vulcan Materials Co., 5.7%, 12/01/2054		438,000	421,044
			$8,080,795
Business Services – 1.3%
Accenture Capital, Inc., 4.25%, 10/04/2031		$506,000	$ 496,840
Accenture Capital, Inc., 4.5%, 10/04/2034		338,000	324,739
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	770,000	861,671
Experian Finance PLC, 3.51%, 12/15/2033		720,000	819,541
Experian Finance PLC, 3.375%, 10/10/2034		1,010,000	1,129,780
Fiserv Funding ULC, 3.5%, 6/15/2032		770,000	867,886
Fiserv, Inc., 4.4%, 7/01/2049		$1,046,000	821,062
Global Payments, Inc., 4.875%, 3/17/2031	EUR	660,000	788,830
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		$2,073,000	2,050,265
Mastercard, Inc., 4.55%, 1/15/2035		640,000	620,780
Mastercard, Inc., 3.85%, 3/26/2050		309,000	237,141
Nexi S.p.A., 3.875%, 5/21/2031	EUR	500,000	577,189
Paychex, Inc., 5.1%, 4/15/2030		$312,000	316,045
Paychex, Inc., 5.35%, 4/15/2032		494,000	501,334
Visa, Inc., 3.875%, 5/15/2044	EUR	430,000	486,280
Visa, Inc., 3.65%, 9/15/2047		$630,000	479,955
Wolters Kluwer N.V., 3.375%, 3/20/2032	EUR	650,000	748,576
			$12,127,914
Cable TV – 0.7%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,823,000	$ 1,411,847
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		835,000	869,236
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		656,000	507,259
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	1,578,092	1,819,430
Summer BidCo B.V., 10%, 2/15/2029		210,750	242,980
Videotron Ltd., 3.625%, 6/15/2029 (n)		$930,000	878,553
Virgin Media Finance PLC, 3.75%, 7/15/2030	EUR	1,410,000	1,512,930
			$7,242,235
Chemicals – 0.4%
Arkema S.A., 3.5%, 9/12/2034	EUR	700,000	$ 785,142
Arkema S.A., 4.25% to 5/27/2030, FLR (EUR ICE Swap Rate - 5yr. + 1.994%) to 5/27/2035, FLR (EUR ICE Swap Rate - 5yr. + 2.244%) to 5/27/2050, FLR (EUR ICE Swap Rate - 5yr. + 2.994%) to 5/27/2173		500,000	570,302
Chemours Co., 4.625%, 11/15/2029 (n)		$1,687,000	1,379,990
PPG Industries, Inc., 3.25%, 3/04/2032	EUR	590,000	663,763
			$3,399,197

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.4%
Fair Isaac Corp., 6%, 5/15/2033 (n)		$1,928,000	$ 1,924,360
Microsoft Corp., 2.525%, 6/01/2050		515,000	312,525
Microsoft Corp., 2.675%, 6/01/2060		607,000	350,726
Oracle Corp., 4%, 7/15/2046		821,000	614,690
Sage Group PLC, 2.875%, 2/08/2034	GBP	614,000	676,643
			$3,878,944
Computer Software - Systems – 0.1%
Apple, Inc., 4.5%, 2/23/2036 (f)		$626,000	$ 615,566
Conglomerates – 0.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033		$300,000	$ 299,446
Regal Rexnord Corp., 6.05%, 4/15/2028		989,000	1,015,383
Siemens Financieringsmaatschappij N.V., 4%, 5/27/2045	EUR	300,000	342,339
Veralto Corp., 4.15%, 9/19/2031		649,000	767,330
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$465,000	473,998
			$2,898,496
Construction – 0.1%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$860,000	$ 863,225
Consumer Products – 0.8%
Acushnet Co., 7.375%, 10/15/2028 (n)		$1,934,000	$ 2,004,024
Kenvue, Inc., 5.05%, 3/22/2053		778,000	710,315
L'Oréal S.A., 5%, 5/20/2035 (n)		563,000	566,865
Newell Brands, Inc., 6.375%, 5/15/2030		1,530,000	1,437,350
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	1,489,000	1,719,055
Unilever Capital Corp., 3.375%, 5/22/2035		1,190,000	1,353,577
			$7,791,186
Consumer Services – 0.8%
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	478,000	$ 567,825
Amber Finco PLC, 6.625%, 7/15/2029		1,150,000	1,366,107
Booking Holdings, Inc., 3.25%, 11/21/2032		810,000	915,563
Booking Holdings, Inc., 4.125%, 5/09/2038		470,000	541,781
Meituan, 4.5%, 4/02/2028 (n)		$1,103,000	1,097,868
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		1,710,000	1,402,216
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	1,215,000	1,389,918
			$7,281,278
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$597,000	$ 511,675
Arrow Electronics, Inc., 5.875%, 4/10/2034		499,000	504,683
			$1,016,358
Electronics – 0.4%
Broadcom, Inc., 4.55%, 2/15/2032		$1,049,000	$ 1,027,138
Entegris, Inc., 5.95%, 6/15/2030 (n)		1,881,000	1,882,033
Intel Corp., 5.7%, 2/10/2053		560,000	502,531
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		415,000	387,634
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		191,000	186,289

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Tyco Electronics Group S.A., 2.5%, 5/06/2028	EUR	230,000	$ 260,717
			$4,246,342
Emerging Market Quasi-Sovereign – 2.2%
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$1,310,000	$ 1,347,183
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		1,494,000	1,510,471
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033	EUR	760,000	872,724
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$494,617	491,350
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		615,000	616,230
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		656,000	649,632
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		3,445,000	3,095,749
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		1,041,000	1,043,615
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,850,000	1,650,173
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		400,000	406,688
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028		986,000	996,041
OCP S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		677,000	597,453
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,038,000	1,047,228
Petroleos Mexicanos, 10%, 2/07/2033		748,000	771,621
Petroleos Mexicanos, 7.69%, 1/23/2050		1,388,000	1,020,568
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		1,740,000	1,763,414
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,120,000	1,131,200
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,481,000	1,541,465
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		992,000	1,017,792
			$21,570,597
Emerging Market Sovereign – 19.6%
Dominican Republic, 7.05%, 2/03/2031 (n)		$789,000	$ 817,996
Dominican Republic, 4.875%, 9/23/2032		1,300,000	1,184,170
Federal Republic of Nigeria, 7.875%, 2/16/2032		1,168,000	1,056,888
Federative Republic of Brazil, 10%, 1/01/2035	BRL	60,500,000	8,494,408
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	15,073,000	17,449,024
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		11,629,000	13,627,671
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		1,050,000	1,200,265
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	188,888,000	4,307,892
Oriental Republic of Uruguay, 9.75%, 7/20/2033		93,420,000	2,289,122
People's Republic of China, 3.13%, 11/21/2029	CNY	69,500,000	10,346,411
People's Republic of China, 1.43%, 1/25/2030		113,500,000	15,691,157
People's Republic of China, 2.88%, 2/25/2033		125,030,000	18,878,446
People's Republic of China, 2.27%, 5/25/2034		30,500,000	4,427,072
Republic of Albania, 4.75%, 2/14/2035 (n)	EUR	628,000	694,254
Republic of Bulgaria, 5%, 3/05/2037		$1,192,000	1,151,232
Republic of Costa Rica, 7.3%, 11/13/2054		1,415,000	1,445,069
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	1,521,000	1,414,083
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$1,545,000	1,547,194
Republic of Hungary, 6.125%, 5/22/2028 (n)		1,031,000	1,061,874
Republic of India, 7.18%, 8/14/2033	INR	880,000,000	10,864,018
Republic of Korea, 1.875%, 6/10/2029	KRW	42,814,110,000	30,266,763
Republic of Korea, 1.375%, 6/10/2030		22,432,080,000	15,316,423
Republic of Korea, 1.5%, 12/10/2030		17,000,000,000	11,601,619
Republic of Paraguay, 6%, 2/09/2036 (n)		$725,000	723,949
Republic of Paraguay, 5.6%, 3/13/2048		2,000,000	1,732,000
Republic of Peru, 5.375%, 2/08/2035		1,561,000	1,534,463
Republic of Serbia, 1.65%, 3/03/2033	EUR	1,077,000	984,598
Republic of Serbia, 6%, 6/12/2034 (n)		$665,000	659,209

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	696,000	$ 587,944
Republic of Serbia, 2.05%, 9/23/2036		100,000	84,475
Republic of South Africa, 7.1%, 11/19/2036 (n)		$1,437,000	1,392,866
Sultanate of Oman, 7%, 1/25/2051		2,550,000	2,623,312
United Mexican States, 7.5%, 5/26/2033	MXN	76,600,000	3,567,532
			$189,023,399
Energy - Independent – 0.7%
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		$1,550,000	$ 1,527,721
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		219,000	219,223
Occidental Petroleum Corp., 6.45%, 9/15/2036		641,000	629,918
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		1,575,000	1,615,627
Pioneer Natural Resources Co., 2.15%, 1/15/2031		596,000	521,840
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		1,122,000	1,157,157
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030		1,204,000	1,051,692
			$6,723,178
Energy - Integrated – 0.6%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	760,000	$ 544,699
BP Capital Markets PLC, 6%, 2/19/2173	GBP	880,000	1,181,222
Eni S.p.A., 3.875%, 1/15/2034	EUR	1,160,000	1,341,109
Exxon Mobil Corp., 1.408%, 6/26/2039		1,010,000	842,521
Orlen S.A., 6%, 1/30/2035		$1,790,000	1,810,442
			$5,719,993
Entertainment – 0.5%
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		$487,000	$ 481,344
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		494,000	495,773
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		1,877,000	1,913,615
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		2,107,000	2,082,129
			$4,972,861
Financial Institutions – 1.4%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$1,002,000	$ 995,249
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		1,938,000	1,943,554
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)		1,950,000	1,942,385
Fastighets AB Balder, 4%, 2/19/2032	EUR	410,000	463,699
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$366,000	360,510
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		390,000	405,334
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		546,000	551,220
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		2,022,000	2,032,858
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		1,323,000	1,306,463
Shurgard Luxembourg S.à r.l., 3.625%, 10/22/2034	EUR	1,100,000	1,227,243
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035		700,000	798,702
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)		$1,721,000	1,742,664
			$13,769,881
Food & Beverages – 1.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$1,045,000	$ 949,272
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 5/19/2045	EUR	230,000	264,190
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		$697,000	683,998
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		1,758,000	1,713,214
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		960,000	928,574

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Constellation Brands, Inc., 3.15%, 8/01/2029		$403,000	$ 379,316
Constellation Brands, Inc., 2.25%, 8/01/2031		435,000	372,845
Flowers Foods, Inc., 5.75%, 3/15/2035		623,000	628,161
Flowers Foods, Inc., 6.2%, 3/15/2055		255,000	248,148
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		426,000	420,206
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		542,000	487,245
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		766,000	776,282
Kraft Heinz Foods Co., 4.375%, 6/01/2046		1,184,000	934,701
Mars, Inc., 4.8%, 3/01/2030 (n)		380,000	382,345
Mars, Inc., 5.2%, 3/01/2035 (n)		998,000	994,257
Mars, Inc., 5.7%, 5/01/2055 (n)		915,000	887,642
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	590,000	643,928
Pernod Ricard S.A., 3.25%, 3/03/2032		1,400,000	1,576,715
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)		$2,012,000	1,931,016
			$15,202,055
Forest & Paper Products – 0.3%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$1,097,000	$ 1,061,847
Mondi Finance PLC, 3.75%, 5/18/2033	EUR	800,000	915,546
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		$740,000	749,076
			$2,726,469
Gaming & Lodging – 0.8%
Allwyn Entertainment Finance, 7.25%, 4/30/2030	EUR	1,207,000	$ 1,456,222
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		$1,018,000	1,023,090
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	660,000	892,737
Las Vegas Sands Corp., 3.9%, 8/08/2029		$1,355,000	1,270,955
Lottomatica Group S.p.A., 4.875%, 1/31/2031 (n)	EUR	1,588,000	1,846,923
Marriott International, Inc., 2.85%, 4/15/2031		$843,000	754,481
Whitbread Group PLC, 5.5%, 5/31/2032	GBP	326,000	430,210
			$7,674,618
Industrial – 0.6%
Arcadis N.V., 4.875%, 2/28/2028	EUR	909,000	$ 1,072,422
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		$826,000	817,349
Investor AB, 3.5%, 3/31/2034	EUR	252,000	290,536
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031 (n)		431,000	522,559
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031		770,000	933,574
Prysmian S.p.A., 3.625%, 11/28/2028		700,000	812,137
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,061,322
			$5,509,899
Insurance – 0.7%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$1,200,000	$ 1,031,506
Aviva PLC, 4.625% to 8/28/2036, FLR (EURIBOR - 3mo. + 3.05%) to 8/28/2056	EUR	1,090,000	1,246,037
Corebridge Financial, Inc., 4.35%, 4/05/2042		$1,269,000	1,040,358
MetLife, Inc., 5.3%, 12/15/2034		864,000	874,784
Nippon Life Insurance Co., 4.114%, 1/23/2055	EUR	350,000	390,830
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$1,320,000	1,357,715
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		948,000	990,561
			$6,931,791

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.3%
Elevance Health, Inc., 5.375%, 6/15/2034		$495,000	$ 496,916
Humana, Inc., 5.375%, 4/15/2031		404,000	406,592
Humana, Inc., 5.55%, 5/01/2035		1,076,000	1,056,811
UnitedHealth Group, Inc., 5.15%, 7/15/2034		1,018,000	1,004,662
			$2,964,981
Insurance - Property & Casualty – 1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		$2,046,000	$ 2,062,378
American International Group, Inc., 5.125%, 3/27/2033		752,000	752,383
Arthur J. Gallagher & Co., 5%, 2/15/2032		166,000	166,391
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		347,000	374,845
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		616,000	589,504
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		2,132,000	2,197,934
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,434,000	1,064,202
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035 (n)		$904,000	902,565
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		872,000	853,401
Hub International Ltd., 7.25%, 6/15/2030 (n)		1,780,000	1,853,731
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		623,000	625,605
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		667,000	623,156
			$12,066,095
International Market Quasi-Sovereign – 1.4%
Belfius Bank S.A., 3.375%, 5/28/2030	EUR	1,300,000	$ 1,481,417
Belfius Bank S.A. (Kingdom of Belgium), 3.375%, 2/20/2031		1,200,000	1,366,499
Electricite de France S.A., 4.625%, 5/07/2045		200,000	224,552
Electricite de France S.A., 6.5%, 11/08/2064	GBP	700,000	877,321
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034	EUR	650,000	779,722
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		630,000	716,853
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		690,000	731,864
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		885,000	1,018,495
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$724,000	752,998
NBN Co. Ltd. (Commonwealth of Australia), 3.375%, 11/29/2032	EUR	640,000	733,385
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034		1,140,000	1,327,260
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	759,965
RTE Reseau de Transport d'Electricite (Republic France), 3.5%, 10/02/2036	EUR	900,000	1,015,732
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031		1,830,000	1,754,540
			$13,540,603
International Market Sovereign – 16.3%
Commonwealth of Australia, 3.5%, 12/21/2034	AUD	15,697,000	$ 9,557,025
Commonwealth of Australia, 2.75%, 5/21/2041		14,416,000	7,340,560
Federal Republic of Germany, 2.5%, 8/15/2054	EUR	8,550,000	8,782,625
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	442,214
Government of Bermuda, 5%, 7/15/2032 (n)		1,933,000	1,880,809
Government of Canada, 1.5%, 6/01/2031	CAD	5,065,000	3,400,952
Government of Canada, 3.25%, 12/01/2034		5,406,000	3,954,946
Government of Canada, 3.5%, 12/01/2045		5,142,000	3,794,105
Government of Japan, 1.2%, 12/20/2034	JPY	1,228,450,000	8,332,749
Government of Japan, 1.4%, 3/20/2035		1,800,000,000	12,394,538
Government of Japan, 0.3%, 12/20/2039		2,671,250,000	14,524,197
Government of Japan, 1.1%, 6/20/2043		999,200,000	5,700,707
Government of Japan, 1.5%, 3/20/2045		457,450,000	2,722,637
Government of Japan, 0.4%, 3/20/2050		1,538,000,000	6,308,905
Government of Japan, 2.4%, 3/20/2055		275,000,000	1,739,650

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Kingdom of Spain, 3.15%, 4/30/2035 (n)	EUR	5,783,000	$ 6,592,573
Kingdom of Spain, 3.9%, 7/30/2039 (n)		12,099,000	14,334,030
Republic of Italy, 3.85%, 2/01/2035		5,651,000	6,655,196
Republic of Italy, 1.45%, 3/01/2036		4,977,000	4,619,819
Republic of Italy, 4.15%, 10/01/2039 (n)		3,041,000	3,569,335
Republic of Italy, 4.3%, 10/01/2054 (n)		1,100,000	1,247,353
United Kingdom Treasury, 4%, 10/22/2031	GBP	10,440,000	13,825,297
United Kingdom Treasury, 1.25%, 10/22/2041		3,057,000	2,373,693
United Kingdom Treasury, 1.5%, 7/22/2047		6,755,000	4,641,688
United Kingdom Treasury, 3.75%, 7/22/2052		7,812,000	8,104,165
			$156,839,768
Internet – 0.0%
Alphabet, Inc., 4%, 5/06/2054	EUR	324,000	$ 365,784
Local Authorities – 0.2%
Alliander N.V., 3.5%, 5/06/2037	EUR	620,000	$ 705,574
Province of Alberta, 1.65%, 6/01/2031	CAD	1,192,000	794,380
Province of British Columbia, 2.95%, 6/18/2050		1,117,000	632,320
			$2,132,274
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 5.5%, 1/12/2029		$843,000	$ 864,744
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,999,000	2,092,558
			$2,957,302
Major Banks – 4.2%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$745,000	$ 757,048
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		874,000	771,897
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		896,000	877,947
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		663,000	667,396
Bank of Ireland Group PLC, 3.625% to 5/19/2031, FLR (EUR ICE Swap Rate - 1yr. + 1.27%) to 5/19/2032	EUR	410,000	469,594
Barclays PLC, 4.973% to 5/31/2031, FLR (EUR ICE Swap Rate - 5yr. + 2.1%) to 5/31/2036		840,000	997,033
BNP Paribas S.A., 5.283% to 11/19/2029, FLR (SOFR - 1 day + 1.28%) to 11/19/2030 (n)		$994,000	1,003,586
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		1,696,000	1,486,470
Credit Agricole S.A., 3.75%, 5/27/2035	EUR	1,000,000	1,135,981
Danske Bank A.S., 1.549%, 9/10/2027 (n)		$771,000	741,678
Danske Bank A.S., 3.5%, 5/26/2033	EUR	1,510,000	1,716,724
Danske Bank A.S., 3.75% to 11/19/2031, FLR (EUR Swap Rate - 5yr. + 1.55%) to 11/19/2036		180,000	204,394
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$926,000	936,476
Erste Group Bank AG, 6.375% to 10/15/2032, FLR (EUR ICE Swap Rate - 5yr. + 4.008%) to 11/20/2173	EUR	600,000	681,477
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$769,000	766,244
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		1,036,000	1,002,602
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		500,000	499,926
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		718,000	719,825
HSBC Holdings PLC, 4.191% to 5/19/2031, FLR (EUR ICE Swap Rate - 5yr. + 1.83%) to 5/19/2036	EUR	850,000	975,193
ING Groep N.V., 3.375% to 11/19/2031, FLR (EURIBOR - 3mo. + 1.15%) to 11/19/2032		500,000	568,780
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		$739,000	762,836
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		1,254,000	1,073,592
JPMorgan Chase & Co., 3.761%, 3/21/2034	EUR	1,150,000	1,331,721
JPMorgan Chase & Co., 3.588%, 1/23/2036		810,000	913,805
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		$728,000	736,635
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		352,000	239,003

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
mBank S.A., 4.034%, 9/27/2030	EUR	700,000	$ 800,176
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		$800,000	796,796
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		1,682,000	1,594,819
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		499,000	503,499
Morgan Stanley, 5.213%, 10/24/2035	GBP	1,108,000	1,442,026
Nationwide Building Society, 5.532%, 1/13/2033		1,252,000	1,691,055
Nationwide Building Society, 4%, 7/30/2035	EUR	670,000	767,300
NatWest Group PLC, 3.24% to 5/13/2029, FLR (EURIBOR - 3mo. + 1.218%) to 5/13/2030		710,000	809,029
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$718,000	761,273
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		774,000	789,581
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		365,000	367,429
Société Générale S.A., 3.625% to 11/13/2029, FLR (EURIBOR - 3mo. + 1.35%) to 11/13/2030	EUR	700,000	806,183
Société Générale S.A., 3.75%, 7/15/2031		200,000	231,026
Société Générale S.A., 3.75%, 5/17/2035		500,000	563,121
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$2,505,000	2,149,733
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		1,000,000	992,712
UniCredit S.p.A., 3.8%, 1/16/2033	EUR	1,400,000	1,606,389
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$657,000	644,383
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		1,161,000	1,041,328
			$40,395,721
Medical & Health Technology & Services – 1.4%
CAB SELAS, 3.375%, 2/01/2028	EUR	1,550,000	$ 1,689,550
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		$1,530,000	1,377,835
Concentra, Inc., 6.875%, 7/15/2032 (n)		1,928,000	1,983,579
Encompass Health Corp., 4.75%, 2/01/2030		1,953,000	1,903,959
HCA, Inc., 5.45%, 9/15/2034		125,000	123,753
HCA, Inc., 5.125%, 6/15/2039		673,000	617,204
ICON Investments Six DAC, 5.809%, 5/08/2027		1,013,000	1,029,665
ICON Investments Six DAC, 5.849%, 5/08/2029		323,000	331,000
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)		1,957,000	2,096,704
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,172,000	685,597
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		675,000	649,521
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	920,000	676,818
			$13,165,185
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		$2,179,000	$ 2,217,272
Metals & Mining – 1.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$1,217,000	$ 1,106,758
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		2,318,000	2,316,408
Glencore Capital Finance DAC, 3.75%, 2/04/2032 (w)	EUR	960,000	1,093,919
Novelis, Inc., 6.875%, 1/30/2030 (n)		$2,094,000	2,159,404
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		1,236,000	1,240,916
Samarco Mineracao S.A., 0% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		1,580,785	1,535,315
			$9,452,720
Midstream – 1.2%
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		$785,000	$ 788,924
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		1,026,000	945,791
Energy Transfer LP, 5.95%, 5/15/2054		690,000	630,132

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	1,307,000	$ 894,933
Plains All American Pipeline LP, 5.7%, 9/15/2034		$734,000	728,432
Sunoco LP, 7.25%, 5/01/2032 (n)		1,950,000	2,027,522
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		2,325,000	2,364,764
Targa Resources Corp., 4.2%, 2/01/2033		241,000	220,283
Targa Resources Corp., 4.95%, 4/15/2052		695,000	555,220
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		1,338,000	1,369,309
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		1,436,000	1,457,744
			$11,983,054
Mortgage-Backed – 8.8%
Fannie Mae, 5%, 8/01/2040		$242,433	$ 240,998
Fannie Mae, 4%, 9/01/2040 - 11/01/2044		155,794	147,886
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044		1,080,986	1,060,437
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047		547,173	497,536
Fannie Mae, 4%, 9/25/2050 (i)		1,480,548	293,526
Fannie Mae, 5.121%, 10/25/2052		2,465,524	2,385,599
Fannie Mae, 5.772%, 1/25/2055		2,175,254	2,173,016
Fannie Mae, UMBS, 5.5%, 4/01/2031 - 9/01/2054		5,895,663	5,843,930
Fannie Mae, UMBS, 2%, 4/01/2042 - 5/01/2052		4,254,399	3,400,876
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052		158,629	143,573
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 2/01/2053		5,544,184	4,542,589
Fannie Mae, UMBS, 3%, 5/01/2051 - 7/01/2052		3,254,269	2,777,664
Fannie Mae, UMBS, 4%, 6/01/2052 - 4/01/2053		3,958,455	3,633,988
Fannie Mae, UMBS, 6%, 12/01/2052 - 9/01/2054		1,405,005	1,419,977
Fannie Mae, UMBS, 4.5%, 2/01/2055		794,848	750,061
Freddie Mac, 0.197%, 9/25/2026 (i)		62,189,000	174,963
Freddie Mac, 1.373%, 3/25/2027 (i)		1,517,000	33,559
Freddie Mac, 0.293%, 2/25/2028 (i)		46,151,000	375,203
Freddie Mac, 0.107%, 4/25/2028 (i)		46,683,000	193,244
Freddie Mac, 0.11%, 5/25/2028 (i)		47,225,000	211,521
Freddie Mac, 0.571%, 1/25/2030 (i)		4,844,006	117,841
Freddie Mac, 1.797%, 4/25/2030 (i)		2,395,024	181,173
Freddie Mac, 1.838%, 4/25/2030 (i)		2,589,254	200,290
Freddie Mac, 1.665%, 5/25/2030 (i)		3,408,930	247,341
Freddie Mac, 1.798%, 5/25/2030 (i)		7,523,890	585,131
Freddie Mac, 1.341%, 6/25/2030 (i)		3,170,959	187,364
Freddie Mac, 1.597%, 8/25/2030 (i)		2,931,170	210,874
Freddie Mac, 1.168%, 9/25/2030 (i)		1,901,519	102,072
Freddie Mac, 1.08%, 11/25/2030 (i)		3,948,102	201,855
Freddie Mac, 0.322%, 1/25/2031 (i)		15,626,344	220,272
Freddie Mac, 0.511%, 3/25/2031 (i)		20,326,644	484,734
Freddie Mac, 0.938%, 7/25/2031 (i)		5,068,698	253,907
Freddie Mac, 0.536%, 9/25/2031 (i)		21,590,988	636,114
Freddie Mac, 0.567%, 12/25/2031 (i)		5,486,706	167,612
Freddie Mac, 0.154%, 11/25/2032 (i)		33,028,344	435,750
Freddie Mac, 0.905%, 9/25/2034 (i)		5,029,953	351,153
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		488,861	481,432
Freddie Mac, 5%, 7/01/2041 - 11/01/2054		1,977,931	1,923,157
Freddie Mac, 4%, 4/01/2044		25,657	24,087
Freddie Mac, UMBS, 6.5%, 11/01/2028 - 10/01/2053		391,432	402,919
Freddie Mac, UMBS, 2%, 9/01/2036 - 3/01/2052		6,299,742	4,925,375
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 3/01/2055		3,190,762	3,034,550
Freddie Mac, UMBS, 3%, 6/01/2050 - 2/01/2053		5,974,278	5,091,416

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 7/01/2053		$3,186,632	$ 2,602,118
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2054		2,899,845	2,812,798
Freddie Mac, UMBS, 4%, 10/01/2052 - 3/01/2053		567,361	520,341
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 11/01/2054		6,664,711	6,603,510
Freddie Mac, UMBS, 6%, 12/01/2052 - 8/01/2054		1,440,583	1,460,302
Ginnie Mae, 4.739%, 10/20/2045		925,853	895,902
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052		4,906,438	4,112,641
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052		4,856,317	3,902,180
Ginnie Mae, 3%, 2/20/2052 - 10/20/2052		2,411,212	2,101,996
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052		923,985	849,461
Ginnie Mae, 3.5%, 10/20/2052 - 12/20/2052		2,043,805	1,824,295
Ginnie Mae, 5%, 1/20/2053 - 11/20/2054		2,500,087	2,430,025
Ginnie Mae, 5.5%, 2/20/2053 - 12/20/2054		1,315,278	1,310,202
Ginnie Mae, 5.378%, 10/20/2054		1,119,464	1,109,088
UMBS, TBA, 2%, 6/01/2055		2,200,000	1,709,007
			$85,010,431
Municipals – 0.8%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$525,000	$ 491,526
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		825,000	764,136
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		2,075,000	2,003,014
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,690,000	1,721,530
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	834,410
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		780,000	794,868
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	719,362
			$7,328,846
Natural Gas - Distribution – 0.2%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$1,162,000	$ 1,188,833
Vier Gas Transport GmbH, 3.375%, 11/11/2031	EUR	1,000,000	1,134,644
			$2,323,477
Natural Gas - Pipeline – 0.2%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$768,000	$ 741,348
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	1,050,000	1,025,932
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$290,000	275,128
			$2,042,408
Network & Telecom – 0.3%
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	1,293,000	$ 1,562,262
Iliad Holding S.A.S., 6.875%, 4/15/2031		200,000	241,649
Orange S.A., 3.5%, 5/19/2035		400,000	456,948
TDC Net A/S, 5%, 8/09/2032		190,000	218,053
			$2,478,912
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$841,000	$ 831,777
Other Banks & Diversified Financials – 1.4%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$1,891,000	$ 1,989,063
AIB Group PLC, 3.75%, 3/20/2033	EUR	1,570,000	1,801,383
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		$700,000	710,553
American Express Co., 3.433% to 5/20/2031, FLR (EURIBOR - 3mo. + 1.102%) to 5/20/2032	EUR	840,000	963,802

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		$597,000	$ 610,851
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		1,490,000	1,265,118
BPCE S.A., 3.875%, 2/26/2036	EUR	200,000	226,959
CaixaBank S.A., 3.75%, 1/27/2036		600,000	680,910
Commerzbank AG, 3.625%, 1/14/2032		300,000	343,005
Commerzbank AG, 3.875%, 10/15/2035		400,000	452,999
Deutsche Bank AG, 3.375%, 2/13/2031		600,000	680,465
Intesa Sanpaolo S.p.A., 7.8%, 11/28/2053 (n)		$373,000	423,246
Islandsbanki hf. (Republic of Iceland), 3.875%, 9/20/2030	EUR	650,000	748,697
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$369,000	367,752
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		732,000	762,253
Powszechna Kasa Oszczednosci Bank Polski S.A., 3.875%, 9/12/2027	EUR	750,000	859,432
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		$488,000	498,970
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		361,000	366,818
			$13,752,276
Pharmaceuticals – 0.5%
AbbVie, Inc., 5.35%, 3/15/2044		$488,000	$ 466,938
AbbVie, Inc., 5.4%, 3/15/2054		611,000	578,320
Biogen, Inc., 5.05%, 1/15/2031		690,000	693,466
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		249,000	241,762
Eli Lilly & Co., 5.5%, 2/12/2055		507,000	495,948
Johnson & Johnson, 3.55%, 6/01/2044	EUR	850,000	932,839
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		$493,000	516,052
Roche Holdings, Inc., 5.593%, 11/13/2033 (n)		733,000	766,460
Sandoz Finance B.V., 4%, 3/26/2035	EUR	440,000	503,470
			$5,195,255
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$729,000	$ 748,473
Printing & Publishing – 0.1%
News Corp., 3.875%, 5/15/2029 (n)		$1,156,000	$ 1,096,350
Railroad & Shipping – 0.2%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$1,095,000	$ 1,059,645
Union Pacific Corp., 3.25%, 2/05/2050		1,326,000	891,820
			$1,951,465
Real Estate - Office – 0.3%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$814,000	$ 807,742
Boston Properties LP, REIT, 2.75%, 10/01/2026		380,000	369,755
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		841,000	823,366
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		235,000	203,965
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		523,000	527,830
			$2,732,658
Real Estate - Other – 0.4%
EPR Properties, REIT, 3.6%, 11/15/2031		$1,003,000	$ 895,084
Lexington Realty Trust Co., 2.7%, 9/15/2030		880,000	774,310
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,716,000	1,769,211
			$3,438,605

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.3%
Hammerson PLC, 5.875%, 10/08/2036	GBP	785,000	$ 1,013,074
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$1,370,000	1,192,311
STORE Capital Corp., REIT, 2.7%, 12/01/2031		62,000	51,873
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		1,043,000	1,009,749
			$3,267,007
Retailers – 0.1%
Home Depot, Inc., 3.625%, 4/15/2052		$1,158,000	$ 820,440
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 5%, 9/26/2048		$519,000	$ 425,847
Linde PLC, 1.625%, 3/31/2035	EUR	500,000	484,108
Linde PLC, 3.25%, 2/18/2037		900,000	995,062
			$1,905,017
Specialty Stores – 0.4%
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		$1,875,981	$ 2,063,440
DICK'S Sporting Goods, 4.1%, 1/15/2052		678,000	464,799
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		718,000	489,455
Richemont International Holding S.A., 1.625%, 5/26/2040	EUR	530,000	454,218
			$3,471,912
Supermarkets – 0.4%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$1,530,000	$ 1,595,021
Kroger Co., 5.5%, 9/15/2054		698,000	645,429
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	460,000	518,651
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	780,000	997,482
			$3,756,583
Telecommunications - Wireless – 0.7%
American Tower Corp., 3.625%, 5/30/2032	EUR	670,000	$ 768,412
Cellnex Finance Co. S.A., 3.5%, 5/22/2032		600,000	682,473
Millicom International Cellular S.A., 5.125%, 1/15/2028		$540,000	530,455
T-Mobile USA, Inc., 3.875%, 4/15/2030		657,000	633,523
T-Mobile USA, Inc., 5.05%, 7/15/2033		796,000	789,215
T-Mobile USA, Inc., 5.75%, 1/15/2034		358,000	371,228
T-Mobile USA, Inc., 3.5%, 2/11/2037	EUR	1,590,000	1,743,501
WP / AP Telecom Holdings III B.V., 5.5%, 1/15/2030		1,410,000	1,593,140
			$7,111,947
Telephone Services – 0.3%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	450,000	$ 479,315
Koninklijke KPN N.V., 3.375%, 2/17/2035		700,000	777,779
TELUS Corp., 2.85%, 11/13/2031	CAD	1,970,000	1,338,943
			$2,596,037
Tobacco – 0.3%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	1,110,000	$ 1,293,134
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)		$360,000	367,805
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		859,000	876,640
			$2,537,579

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.8%
Aeroporti Di Roma S.p.A, 3.625%, 6/15/2032	EUR	870,000	$ 981,567
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033		410,000	502,313
Cofiroute S.A., 3.125%, 3/06/2033		500,000	559,303
DSV Finance B.V., 3.375%, 11/06/2034		120,000	133,451
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$732,000	742,761
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		473,000	496,234
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	620,000	831,988
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	860,000	964,448
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		$1,754,000	1,572,868
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	1,150,000	1,364,370
			$8,149,303
U.S. Treasury Obligations – 3.0%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$19,142,000	$ 16,773,177
U.S. Treasury Bonds, 4.75%, 2/15/2045		619,000	604,202
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		9,160,000	8,888,778
U.S. Treasury Notes, 4%, 2/15/2034		887,000	866,661
U.S. Treasury Notes, 4.625%, 2/15/2035		1,298,000	1,322,338
			$28,455,156
Utilities - Electric Power – 3.4%
Adani Transmission Ltd., 4.25%, 5/21/2036		$903,500	$ 761,669
AEP Transmission Co. LLC, 5.375%, 6/15/2035		749,000	752,490
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		341,000	342,621
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		864,000	749,087
Amprion GmbH, 3.875%, 6/05/2036 (w)	EUR	600,000	683,356
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		$222,000	204,099
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		185,000	149,670
Bruce Power LP, 2.68%, 12/21/2028	CAD	557,000	395,353
Bruce Power LP, 4.7%, 6/21/2031		510,000	386,639
Bruce Power LP, 4.27%, 12/21/2034		1,252,000	903,190
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$2,176,000	1,963,834
ContourGlobal Power Holdings S.A., 5%, 2/28/2030 (n)	EUR	1,372,000	1,569,101
Duke Energy Florida LLC, 6.2%, 11/15/2053		$793,000	817,570
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	550,000	732,783
Edison International, 4.7%, 8/15/2025		$888,000	886,839
Enel Finance International N.V., 3.5%, 2/24/2036	EUR	650,000	718,749
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$505,000	489,820
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		1,165,000	1,008,593
Enel S.p.A., 4.5%, 1/14/2174	EUR	1,710,000	1,910,283
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		$239,000	243,093
Entergy Corp., 0.9%, 9/15/2025		1,184,000	1,171,115
Eversource Energy, 5.5%, 1/01/2034		875,000	872,774
Florida Power & Light Co., 2.875%, 12/04/2051		710,000	435,071
Georgia Power Co., 4.95%, 5/17/2033		507,000	503,103
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		294,000	254,336
National Grid North America, Inc., 3.917%, 6/03/2035 (w)	EUR	840,000	956,644
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		$788,000	790,043
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		721,000	719,091
Oncor Electric Delivery Co. LLC, 3.5%, 5/15/2031	EUR	660,000	762,871
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		$1,118,000	1,119,940
Pacific Gas & Electric Co., 6.1%, 1/15/2029		245,000	253,119
Pacific Gas & Electric Co., 6.4%, 6/15/2033		370,000	380,697
Pacific Gas & Electric Co., 5.9%, 10/01/2054		486,000	435,266

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
PG&E Corp., 5.25%, 7/01/2030		$2,265,000	$ 2,197,642
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		917,000	852,702
PSEG Power LLC, 5.2%, 5/15/2030 (n)		1,026,000	1,035,841
Southern California Edison Co., 5.45%, 3/01/2035		538,000	520,470
SSE PLC, 3.5%, 3/18/2032	EUR	650,000	747,756
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		$547,600	546,689
Xcel Energy, Inc., 4.6%, 6/01/2032		515,000	494,233
Xcel Energy, Inc., 5.6%, 4/15/2035		87,000	86,991
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		1,448,000	1,512,139
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		701,000	735,346
			$33,052,718
Utilities - Gas – 0.2%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	1,413,000	$ 1,518,128
Utilities - Water – 0.1%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	710,000	$ 809,092
Total Bonds (Identified Cost, $928,360,107)			$926,934,987
Mutual Funds (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $25,916,579)		25,916,579	$ 25,916,579
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 43 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – July 2025 @ 3.5% (Premiums Paid, $223,047)	Put	Citibank N.A.	$ 50,293,506	EUR 40,390,000	$ 161,873
Other Assets, Less Liabilities – 0.9%					8,965,730
Net Assets – 100.0%					$961,979,169
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $25,916,579 and $927,096,860, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $261,145,650, representing 27.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
Derivative Contracts at 5/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,494,744	USD	951,959	JPMorgan Chase Bank N.A.	7/18/2025	$12,228
AUD	1,840,340	USD	1,172,210	Merrill Lynch International	7/18/2025	14,905
AUD	7,432,514	USD	4,657,947	State Street Corp.	7/18/2025	136,409
BRL	37,050,000	USD	6,274,875	Goldman Sachs International	6/02/2025	202,964
BRL	13,679,677	USD	2,377,007	JPMorgan Chase Bank N.A.	6/02/2025	14,754
CAD	1,508,985	USD	1,067,213	Citibank N.A.	7/18/2025	34,946
CAD	3,215,757	USD	2,307,005	Goldman Sachs International	7/18/2025	41,776
CAD	925,312	USD	668,812	Merrill Lynch International	7/18/2025	7,033
CAD	46,168,270	USD	32,998,084	State Street Corp.	7/18/2025	723,105
CHF	243,198	USD	293,186	Barclays Bank PLC	7/18/2025	4,017
CNH	15,372,023	USD	2,124,058	Chase Manhattan Bank	7/18/2025	16,947
CZK	82,910,802	USD	3,698,898	Citibank N.A.	7/18/2025	83,836
EUR	130,802	USD	143,981	Barclays Bank PLC	7/18/2025	4,984
EUR	1,281,397	USD	1,441,865	Deutsche Bank AG	7/18/2025	17,464
EUR	9,224,756	USD	10,218,931	HSBC Bank	7/18/2025	286,755
EUR	19,182,387	USD	21,189,510	JPMorgan Chase Bank N.A.	7/18/2025	656,496
EUR	19,166,626	USD	21,783,733	Merrill Lynch International	7/18/2025	44,323

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
EUR	892,646	USD	1,016,264	Morgan Stanley Capital Services LLC	7/18/2025	$333
EUR	18,503,011	USD	20,720,785	State Street Corp.	7/18/2025	351,509
GBP	710,688	USD	954,345	Barclays Bank PLC	7/18/2025	3,395
GBP	3,926,915	USD	5,170,064	BNP Paribas	7/18/2025	121,937
GBP	1,654,614	USD	2,226,718	HSBC Bank	7/18/2025	3,078
GBP	14,808,247	USD	19,202,773	State Street Corp.	7/18/2025	753,161
HUF	38,344,696	USD	105,722	Goldman Sachs International	7/18/2025	1,820
IDR	78,998,836,424	USD	4,784,908	JPMorgan Chase Bank N.A.	8/21/2025	48,635
INR	398,671,990	USD	4,642,198	Citibank N.A.	8/07/2025	655
JPY	352,305,072	USD	2,427,022	Goldman Sachs International	7/18/2025	34,088
JPY	311,965,400	USD	2,148,405	Morgan Stanley Capital Services LLC	7/18/2025	30,903
JPY	1,916,397,695	USD	13,129,189	State Street Corp.	7/18/2025	258,261
KRW	1,722,350,000	USD	1,219,654	Citibank N.A.	7/24/2025	33,216
KRW	13,818,092,750	USD	9,772,343	JPMorgan Chase Bank N.A.	7/24/2025	279,200
MXN	137,031,790	USD	6,542,100	State Street Corp.	7/18/2025	482,943
NOK	78,096,290	USD	7,338,992	Deutsche Bank AG	7/18/2025	311,535
NZD	521,000	USD	303,076	Citibank N.A.	7/18/2025	8,742
SEK	50,519,565	USD	5,265,581	Merrill Lynch International	7/18/2025	18,983
SEK	2,098,000	USD	215,344	State Street Corp.	7/18/2025	4,116
SGD	6,790,001	USD	5,121,671	State Street Corp.	7/18/2025	158,143
USD	1,978,876	BRL	11,192,323	Citibank N.A.	6/02/2025	22,005
USD	1,937,930	BRL	11,192,323	Citibank N.A.	9/02/2025	24,350
USD	6,550,682	BRL	37,050,000	Goldman Sachs International	6/02/2025	72,843
USD	2,418,656	BRL	13,679,677	JPMorgan Chase Bank N.A.	6/02/2025	26,895
USD	2,623,002	CHF	2,143,526	Barclays Bank PLC	7/18/2025	3,485
USD	55,971	CHF	45,104	Deutsche Bank AG	7/18/2025	851
USD	58,960	CHF	47,532	State Street Corp.	7/18/2025	873
USD	5,443,818	EUR	4,754,334	HSBC Bank	7/18/2025	29,309
USD	2,083,815	EUR	1,819,679	JPMorgan Chase Bank N.A.	7/18/2025	11,461
USD	479,348	EUR	420,109	Merrill Lynch International	7/18/2025	903
USD	852,608	EUR	745,787	State Street Corp.	7/18/2025	3,262
USD	893,864	GBP	661,450	HSBC Bank	7/18/2025	2,479
USD	33,181,426	JPY	4,730,775,456	HSBC Bank	7/18/2025	133,473
USD	12,083,739	JPY	1,707,446,278	State Street Corp.	7/18/2025	155,969
						$5,695,753
Liability Derivatives
AUD	3,727,839	USD	2,405,675	Deutsche Bank AG	7/18/2025	$(1,025)
AUD	744,077	USD	481,981	Merrill Lynch International	7/18/2025	(2,012)
AUD	6,001,613	USD	3,884,018	State Street Corp.	7/18/2025	(12,665)
BRL	24,406,313	USD	4,317,262	Citibank N.A.	6/02/2025	(50,051)
BRL	48,708,010	USD	8,611,894	JPMorgan Chase Bank N.A.	6/02/2025	(95,763)
CLP	2,252,587,899	USD	2,392,933	JPMorgan Chase Bank N.A.	7/11/2025	(12,160)
CNH	68,329,988	USD	9,535,698	State Street Corp.	7/18/2025	(18,745)
EUR	2,214,937	USD	2,525,692	HSBC Bank	7/18/2025	(3,194)
EUR	2,940,719	USD	3,356,545	JPMorgan Chase Bank N.A.	7/18/2025	(7,487)
EUR	7,522,859	USD	8,591,083	Merrill Lynch International	7/18/2025	(23,617)
EUR	1,428,806	USD	1,634,137	State Street Corp.	7/18/2025	(6,930)
JPY	837,959,439	USD	5,987,029	Deutsche Bank AG	7/18/2025	(133,264)
JPY	1,432,180,478	USD	10,116,564	State Street Corp.	7/18/2025	(111,729)
KRW	1,377,460,000	USD	1,009,720	Barclays Bank PLC	7/24/2025	(7,729)
KRW	666,306,940	USD	488,023	Citibank N.A.	7/24/2025	(3,339)

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	20,431,292	AUD	32,189,956	State Street Corp.	7/18/2025	$(332,902)
USD	2,298,598	BRL	13,213,990	Citibank N.A.	6/02/2025	(11,742)
USD	8,391,824	BRL	48,708,010	JPMorgan Chase Bank N.A.	6/02/2025	(124,307)
USD	47,112,501	CAD	65,670,587	Goldman Sachs International	7/18/2025	(853,131)
USD	798,683	CAD	1,119,793	JPMorgan Chase Bank N.A.	7/18/2025	(19,211)
USD	7,556,983	CAD	10,661,740	State Street Corp.	7/18/2025	(230,324)
USD	3,320,350	CHF	2,787,594	HSBC Bank	7/18/2025	(86,256)
USD	3,870,622	CHF	3,231,668	State Street Corp.	7/18/2025	(78,669)
USD	31,457,629	CNH	228,737,088	Goldman Sachs International	7/18/2025	(400,718)
USD	27,066,396	CNH	196,954,043	HSBC Bank	7/18/2025	(365,230)
USD	7,604,942	CNH	55,038,000	Merrill Lynch International	7/18/2025	(60,713)
USD	3,640,811	CZK	82,023,820	Deutsche Bank AG	7/18/2025	(101,456)
USD	135,473,248	EUR	119,292,368	Citibank N.A.	7/18/2025	(383,760)
USD	699,721	EUR	623,404	Deutsche Bank AG	7/18/2025	(10,247)
USD	4,192,450	EUR	3,758,373	Goldman Sachs International	7/18/2025	(87,801)
USD	13,913,969	EUR	12,337,958	HSBC Bank	7/18/2025	(137,206)
USD	8,612,920	EUR	7,655,473	JPMorgan Chase Bank N.A.	7/18/2025	(105,573)
USD	56,952,467	EUR	50,149,186	Merrill Lynch International	7/18/2025	(160,311)
USD	7,794,089	EUR	7,035,881	NatWest Markets PLC	7/18/2025	(218,777)
USD	44,053,833	EUR	38,903,320	State Street Corp.	7/18/2025	(251,505)
USD	383,834	GBP	287,803	Barclays Bank PLC	7/18/2025	(4,016)
USD	10,933,577	GBP	8,195,390	HSBC Bank	7/18/2025	(110,719)
USD	5,904,080	GBP	4,445,815	Merrill Lynch International	7/18/2025	(87,202)
USD	50,323,917	GBP	38,508,539	State Street Corp.	7/18/2025	(1,571,075)
USD	1,822,779	INR	156,904,782	Citibank N.A.	8/07/2025	(4,503)
USD	13,736,180	INR	1,186,494,024	JPMorgan Chase Bank N.A.	8/07/2025	(81,489)
USD	16,864,684	JPY	2,462,574,952	Deutsche Bank AG	7/18/2025	(338,218)
USD	2,109,451	JPY	302,360,404	HSBC Bank	7/18/2025	(2,759)
USD	7,081,484	JPY	1,026,010,711	JPMorgan Chase Bank N.A.	7/18/2025	(85,957)
USD	2,707,059	JPY	389,257,718	Merrill Lynch International	7/18/2025	(12,193)
USD	3,058,262	JPY	446,726,070	State Street Corp.	7/18/2025	(62,449)
USD	984,264	JPY	142,505,854	UBS AG	7/18/2025	(11,245)
USD	38,256,758	KRW	54,142,876,427	Barclays Bank PLC	7/24/2025	(1,127,799)
USD	25,572,864	KRW	36,236,748,534	Goldman Sachs International	7/24/2025	(786,435)
USD	4,782,765	KRW	6,769,047,162	JPMorgan Chase Bank N.A.	7/24/2025	(141,169)
USD	10,056,112	MXN	206,503,640	State Street Corp.	7/18/2025	(530,461)
USD	2,580,322	NOK	26,525,881	Deutsche Bank AG	7/18/2025	(18,226)
USD	5,026,509	NOK	51,967,524	Goldman Sachs International	7/18/2025	(64,372)
USD	346,618	NZD	595,767	State Street Corp.	7/18/2025	(9,947)
USD	5,507,711	SEK	53,645,100	Deutsche Bank AG	7/18/2025	(103,798)
USD	4,742,236	SGD	6,383,743	State Street Corp.	7/18/2025	(221,678)
						$(9,885,259)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	81	$7,219,084	September – 2025	$62,325
Canadian Treasury Bond 5 yr	Long	CAD	461	38,358,721	September – 2025	270,728

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures - continued
Euro-Bobl 5 yr	Long	EUR	449	$60,739,603	June – 2025	$158,336
Euro-BTP 10yr	Long	EUR	95	13,068,178	June – 2025	180,992
Euro-Schatz 2 yr	Long	EUR	105	12,797,912	June – 2025	8,494
U.S. Treasury Bond 30 yr	Long	USD	63	7,105,219	September – 2025	104,034
U.S. Treasury Note 10 yr	Long	USD	253	28,019,750	September – 2025	50,415
U.S. Treasury Note 5 yr	Long	USD	184	19,906,500	September – 2025	37,994
						$873,318
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	203	$30,243,426	June – 2025	$(318,203)
Euro-Buxl 30 yr	Short	EUR	19	2,622,912	June – 2025	(113,317)
Long Gilt 10 yr	Short	GBP	13	1,602,323	September – 2025	(16,511)
U.S. Treasury Note 2 yr	Short	USD	163	33,812,313	September – 2025	(49,233)
U.S. Treasury Ultra Bond 30 yr	Short	USD	8	928,500	September – 2025	(15,031)
U.S. Treasury Ultra Note 10 yr	Short	USD	5	562,734	September – 2025	(1,581)
						$(513,876)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	206,200,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$204,135	$—	$204,135
Inflation Swaps
1/10/30	USD	45,300,000	centrally cleared	CPI-U / At Maturity	2.523% / At Maturity	$297,103	$—	$297,103
3/13/30	USD	11,100,000	centrally cleared	CPI-U / At Maturity	2.463% / At Maturity	94,830	—	94,830
						$391,933	$—	$391,933
						$596,068	$—	$596,068
Liability Derivatives
Interest Rate Swaps
12/13/29	CNY	79,700,000	centrally cleared	1.490% / Quarterly	CFRR / Quarterly	$(3,399)	$149	$(3,250)
At May 31, 2025, the fund had cash collateral of $4,060,000 and other liquid securities with an aggregate value of $5,045,679 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $928,583,154)	$927,096,860
Investments in affiliated issuers, at value (identified cost, $25,916,579)	25,916,579
Cash	298,588
Foreign currency, at value (identified cost, $1,170,900)	1,170,940
Restricted cash for
Forward foreign currency exchange contracts	4,060,000
Receivables for
Net daily variation margin on open cleared swap agreements	256,887
Forward foreign currency exchange contracts	5,695,753
Net daily variation margin on open futures contracts	21,614
Investments sold	7,642,218
TBA sale commitments	3,687,212
Fund shares sold	378,265
Interest and dividends	10,342,658
Other assets	39,242
Total assets	$986,606,816
Liabilities
Payables for
Distributions	$3,060
Forward foreign currency exchange contracts	9,885,259
Investments purchased	6,334,570
When-issued investments purchased	2,712,184
TBA purchase commitments	5,397,965
Fund shares reacquired	94,566
Payable to affiliates
Investment adviser	49,516
Administrative services fee	1,086
Shareholder servicing costs	11,614
Distribution and service fees	397
Payable for independent Trustees' compensation	92
Deferred foreign capital gains tax expense payable	29,348
Accrued expenses and other liabilities	107,990
Total liabilities	$24,627,647
Net assets	$961,979,169
Net assets consist of
Paid-in capital	$1,076,507,007
Total distributable earnings (loss)	(114,527,838)
Net assets	$961,979,169
Shares of beneficial interest outstanding	118,301,271

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Statement of Assets and Liabilities - continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$14,576,495	1,782,675	$8.18
Class B	51,730	6,358	8.14
Class C	249,621	30,688	8.13
Class I	15,147,912	1,861,833	8.14
Class R1	518,814	63,805	8.13
Class R2	328,056	40,344	8.13
Class R3	839,365	103,273	8.13
Class R4	200,428	24,626	8.14
Class R6	930,066,748	114,387,669	8.13
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.54 [100 / 95.75 x $8.18]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 5/31/25 (unaudited) Net investment income (loss)
Income
Interest	$21,968,380
Dividends from affiliated issuers	574,110
Dividends from unaffiliated issuers	149,497
Foreign taxes withheld	41,962
Other	30,586
Total investment income	$22,764,535
Expenses
Management fee	$2,752,775
Distribution and service fees	25,387
Shareholder servicing costs	35,192
Administrative services fee	72,581
Independent Trustees' compensation	11,058
Custodian fee	90,172
Shareholder communications	7,314
Audit and tax fees	48,505
Legal fees	2,794
Miscellaneous	109,947
Total expenses	$3,155,725
Fees paid indirectly	(48,820)
Reduction of expenses by investment adviser and distributor	(69,404)
Net expenses	$3,037,501
Net investment income (loss)	$19,727,034
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(7,910,555)
Affiliated issuers	(7,956)
Futures contracts	1,607,776
Swap agreements	227,699
Forward foreign currency exchange contracts	2,225,398
Foreign currency	(225,173)
Net realized gain (loss)	$(4,082,811)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $29,348 increase in deferred foreign capital gains tax)	$11,757,474
Affiliated issuers	(1,249)
Futures contracts	(1,424,016)
Swap agreements	433,894
Forward foreign currency exchange contracts	(19,111,363)
Translation of assets and liabilities in foreign currencies	261,671
Net unrealized gain (loss)	$(8,083,589)
Net realized and unrealized gain (loss)	$(12,166,400)
Change in net assets from operations	$7,560,634
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/25 (unaudited)	11/30/24
Change in net assets
From operations
Net investment income (loss)	$19,727,034	$40,785,599
Net realized gain (loss)	(4,082,811)	(15,870,121)
Net unrealized gain (loss)	(8,083,589)	57,991,280
Change in net assets from operations	$7,560,634	$82,906,758
Total distributions to shareholders	$(17,366,274)	$(34,576,252)
Change in net assets from fund share transactions	$(83,732,629)	$42,287,868
Total change in net assets	$(93,538,269)	$90,618,374
Net assets
At beginning of period	1,055,517,438	964,899,064
At end of period	$961,979,169	$1,055,517,438
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	5/31/25 (unaudited)	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$8.25	$7.86	$7.96	$9.33	$9.82	$9.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.27	$0.18	$0.13	$0.10
Net realized and unrealized gain (loss)	(0.09)	0.34	(0.06)	(1.10)	(0.28)	0.75
Total from investment operations	$0.06	$0.64	$0.21	$(0.92)	$(0.15)	$0.85
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.25)	$(0.16)	$(0.16)	$(0.18)	$(0.13)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	—	(0.03)	—	—
Total distributions declared to shareholders	$(0.13)	$(0.25)	$(0.31)	$(0.45)	$(0.34)	$(0.14)
Net asset value, end of period (x)	$8.18	$8.25	$7.86	$7.96	$9.33	$9.82
Total return (%) (r)(s)(t)(x)	0.71(n)	8.23	2.68	(10.28)	(1.64)	9.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95(a)	0.95	0.97	0.95	1.05	1.10
Expenses after expense reductions (f)	0.94(a)	0.94	0.95	0.94	0.99	1.04
Net investment income (loss)	3.61(a)	3.67	3.41	2.23	1.40	1.13
Portfolio turnover rate	66(n)	146	139	150	216	210
Net assets at end of period (000 omitted)	$14,576	$15,574	$13,538	$15,419	$21,218	$19,934
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	56(n)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	5/31/25 (unaudited)	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$8.21	$7.82	$7.92	$9.28	$9.77	$9.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.24	$0.21	$0.12	$0.06	$0.04
Net realized and unrealized gain (loss)	(0.09)	0.34	(0.06)	(1.09)	(0.29)	0.74
Total from investment operations	$0.03	$0.58	$0.15	$(0.97)	$(0.23)	$0.78
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.19)	$(0.10)	$(0.11)	$(0.10)	$(0.06)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	—	(0.02)	—	—
Total distributions declared to shareholders	$(0.10)	$(0.19)	$(0.25)	$(0.39)	$(0.26)	$(0.07)
Net asset value, end of period (x)	$8.14	$8.21	$7.82	$7.92	$9.28	$9.77
Total return (%) (r)(s)(t)(x)	0.33(n)	7.45	1.91	(10.92)	(2.40)	8.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70(a)	1.70	1.71	1.70	1.80	1.86
Expenses after expense reductions (f)	1.69(a)	1.69	1.70	1.69	1.75	1.79
Net investment income (loss)	2.86(a)	2.96	2.62	1.47	0.64	0.42
Portfolio turnover rate	66(n)	146	139	150	216	210
Net assets at end of period (000 omitted)	$52	$55	$97	$165	$268	$373
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	56(n)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	5/31/25 (unaudited)	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$8.21	$7.83	$7.92	$9.28	$9.77	$9.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.24	$0.21	$0.12	$0.06	$0.04
Net realized and unrealized gain (loss)	(0.09)	0.33	(0.05)	(1.09)	(0.29)	0.74
Total from investment operations	$0.02	$0.57	$0.16	$(0.97)	$(0.23)	$0.78
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.19)	$(0.10)	$(0.11)	$(0.10)	$(0.06)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	—	(0.02)	—	—
Total distributions declared to shareholders	$(0.10)	$(0.19)	$(0.25)	$(0.39)	$(0.26)	$(0.07)
Net asset value, end of period (x)	$8.13	$8.21	$7.83	$7.92	$9.28	$9.77
Total return (%) (r)(s)(t)(x)	0.21(n)	7.31	2.04	(10.92)	(2.40)	8.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70(a)	1.70	1.72	1.70	1.80	1.86
Expenses after expense reductions (f)	1.69(a)	1.69	1.70	1.69	1.75	1.79
Net investment income (loss)	2.84(a)	2.93	2.65	1.47	0.63	0.44
Portfolio turnover rate	66(n)	146	139	150	216	210
Net assets at end of period (000 omitted)	$250	$310	$328	$420	$812	$1,353
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	56(n)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	5/31/25 (unaudited)	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$8.21	$7.83	$7.92	$9.29	$9.78	$9.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.32	$0.29	$0.21	$0.16	$0.12
Net realized and unrealized gain (loss)	(0.09)	0.33	(0.05)	(1.11)	(0.29)	0.76
Total from investment operations	$0.07	$0.65	$0.24	$(0.90)	$(0.13)	$0.88
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.27)	$(0.18)	$(0.18)	$(0.20)	$(0.16)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	—	(0.03)	—	—
Total distributions declared to shareholders	$(0.14)	$(0.27)	$(0.33)	$(0.47)	$(0.36)	$(0.17)
Net asset value, end of period (x)	$8.14	$8.21	$7.83	$7.92	$9.29	$9.78
Total return (%) (r)(s)(t)(x)	0.83(n)	8.38	3.07	(10.11)	(1.40)	9.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70(a)	0.70	0.71	0.70	0.80	0.85
Expenses after expense reductions (f)	0.69(a)	0.68	0.70	0.68	0.74	0.79
Net investment income (loss)	3.86(a)	3.90	3.66	2.48	1.64	1.30
Portfolio turnover rate	66(n)	146	139	150	216	210
Net assets at end of period (000 omitted)	$15,148	$15,780	$10,245	$9,541	$12,395	$9,731
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	56(n)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	5/31/25 (unaudited)	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$8.20	$7.82	$7.91	$9.28	$9.77	$9.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.24	$0.21	$0.12	$0.06	$0.03
Net realized and unrealized gain (loss)	(0.09)	0.33	(0.05)	(1.10)	(0.29)	0.75
Total from investment operations	$0.03	$0.57	$0.16	$(0.98)	$(0.23)	$0.78
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.19)	$(0.10)	$(0.11)	$(0.10)	$(0.07)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	—	(0.02)	—	—
Total distributions declared to shareholders	$(0.10)	$(0.19)	$(0.25)	$(0.39)	$(0.26)	$(0.08)
Net asset value, end of period (x)	$8.13	$8.20	$7.82	$7.91	$9.28	$9.77
Total return (%) (r)(s)(t)(x)	0.33(n)	7.32	2.05	(11.03)	(2.40)	8.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70(a)	1.70	1.72	1.70	1.80	1.85
Expenses after expense reductions (f)	1.69(a)	1.69	1.70	1.69	1.74	1.79
Net investment income (loss)	2.86(a)	2.93	2.66	1.51	0.65	0.33
Portfolio turnover rate	66(n)	146	139	150	216	210
Net assets at end of period (000 omitted)	$519	$497	$530	$579	$615	$494
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	56(n)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	5/31/25 (unaudited)	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$8.21	$7.82	$7.91	$9.28	$9.77	$9.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.28	$0.25	$0.16	$0.11	$0.07
Net realized and unrealized gain (loss)	(0.10)	0.34	(0.05)	(1.10)	(0.29)	0.76
Total from investment operations	$0.04	$0.62	$0.20	$(0.94)	$(0.18)	$0.83
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.23)	$(0.14)	$(0.15)	$(0.15)	$(0.11)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	—	(0.02)	—	—
Total distributions declared to shareholders	$(0.12)	$(0.23)	$(0.29)	$(0.43)	$(0.31)	$(0.12)
Net asset value, end of period (x)	$8.13	$8.21	$7.82	$7.91	$9.28	$9.77
Total return (%) (r)(s)(t)(x)	0.46(n)	7.98	2.56	(10.58)	(1.91)	9.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20(a)	1.20	1.22	1.20	1.30	1.35
Expenses after expense reductions (f)	1.19(a)	1.19	1.21	1.19	1.24	1.29
Net investment income (loss)	3.36(a)	3.43	3.17	2.00	1.16	0.79
Portfolio turnover rate	66(n)	146	139	150	216	210
Net assets at end of period (000 omitted)	$328	$396	$411	$656	$822	$621
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	56(n)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	5/31/25 (unaudited)	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$8.20	$7.82	$7.92	$9.28	$9.77	$9.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.27	$0.19	$0.13	$0.10
Net realized and unrealized gain (loss)	(0.09)	0.34	(0.06)	(1.10)	(0.28)	0.75
Total from investment operations	$0.06	$0.63	$0.21	$(0.91)	$(0.15)	$0.85
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.25)	$(0.16)	$(0.16)	$(0.18)	$(0.14)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	—	(0.03)	—	—
Total distributions declared to shareholders	$(0.13)	$(0.25)	$(0.31)	$(0.45)	$(0.34)	$(0.15)
Net asset value, end of period (x)	$8.13	$8.20	$7.82	$7.92	$9.28	$9.77
Total return (%) (r)(s)(t)(x)	0.71(n)	8.12	2.68	(10.24)	(1.66)	9.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95(a)	0.95	0.97	0.95	1.05	1.10
Expenses after expense reductions (f)	0.94(a)	0.93	0.95	0.94	1.00	1.04
Net investment income (loss)	3.61(a)	3.65	3.40	2.25	1.39	1.02
Portfolio turnover rate	66(n)	146	139	150	216	210
Net assets at end of period (000 omitted)	$839	$815	$499	$435	$566	$510
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	56(n)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	5/31/25 (unaudited)	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$8.21	$7.83	$7.92	$9.29	$9.77	$9.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.32	$0.29	$0.21	$0.15	$0.12
Net realized and unrealized gain (loss)	(0.09)	0.33	(0.05)	(1.11)	(0.27)	0.75
Total from investment operations	$0.07	$0.65	$0.24	$(0.90)	$(0.12)	$0.87
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.27)	$(0.18)	$(0.18)	$(0.20)	$(0.16)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	—	(0.03)	—	—
Total distributions declared to shareholders	$(0.14)	$(0.27)	$(0.33)	$(0.47)	$(0.36)	$(0.17)
Net asset value, end of period (x)	$8.14	$8.21	$7.83	$7.92	$9.29	$9.77
Total return (%) (r)(s)(t)(x)	0.83(n)	8.38	3.07	(10.11)	(1.30)	9.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70(a)	0.70	0.72	0.70	0.81	0.84
Expenses after expense reductions (f)	0.69(a)	0.69	0.70	0.69	0.76	0.79
Net investment income (loss)	3.86(a)	3.92	3.67	2.51	1.61	1.33
Portfolio turnover rate	66(n)	146	139	150	216	210
Net assets at end of period (000 omitted)	$200	$252	$192	$181	$213	$557
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	56(n)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	5/31/25 (unaudited)	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$8.20	$7.82	$7.91	$9.28	$9.76	$9.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.32	$0.29	$0.21	$0.17	$0.13
Net realized and unrealized gain (loss)	(0.09)	0.33	(0.04)	(1.10)	(0.28)	0.75
Total from investment operations	$0.07	$0.65	$0.25	$(0.89)	$(0.11)	$0.88
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.27)	$(0.19)	$(0.19)	$(0.21)	$(0.17)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	—	(0.03)	—	—
Total distributions declared to shareholders	$(0.14)	$(0.27)	$(0.34)	$(0.48)	$(0.37)	$(0.18)
Net asset value, end of period (x)	$8.13	$8.20	$7.82	$7.91	$9.28	$9.76
Total return (%) (r)(s)(t)(x)	0.87(n)	8.47	3.16	(10.05)	(1.22)	9.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.62	0.62	0.61	0.70	0.77
Expenses after expense reductions (f)	0.61(a)	0.61	0.61	0.60	0.65	0.71
Net investment income (loss)	3.95(a)	4.01	3.76	2.58	1.75	1.46
Portfolio turnover rate	66(n)	146	139	150	216	210
Net assets at end of period (000 omitted)	$930,067	$1,021,839	$939,060	$931,367	$1,155,980	$728,743
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	56(n)	114	N/A	N/A	N/A	N/A
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending November 30, 2024. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Opportunistic Bond Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At May 31, 2025, the fund did not have more than 25% of its assets invested in any one industry.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$28,455,156	$—	$28,455,156
Non - U.S. Sovereign Debt	—	380,974,367	—	380,974,367
Municipal Bonds	—	7,328,846	—	7,328,846
U.S. Corporate Bonds	—	207,259,147	—	207,259,147
Residential Mortgage-Backed Securities	—	98,680,162	—	98,680,162
Commercial Mortgage-Backed Securities	—	21,706,082	—	21,706,082
Asset-Backed Securities (including CDOs)	—	36,597,400	—	36,597,400
Foreign Bonds	—	146,095,700	—	146,095,700
Investment Companies	25,916,579	—	—	25,916,579
Total	$25,916,579	$927,096,860	$—	$953,013,439
Other Financial Instruments
Futures Contracts – Assets	$873,318	$—	$—	$873,318
Futures Contracts – Liabilities	(513,876)	—	—	(513,876)
Forward Foreign Currency Exchange Contracts – Assets	—	5,695,753	—	5,695,753
Forward Foreign Currency Exchange Contracts – Liabilities	—	(9,885,259)	—	(9,885,259)
Swap Agreements – Assets	—	596,068	—	596,068
Swap Agreements – Liabilities	—	(3,250)	—	(3,250)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2025 as reported in the Statement of Assets and Liabilities:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Purchased Option Contracts	$161,873	$—
Interest Rate	Futures Contracts	873,318	(513,876)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	5,695,753	(9,885,259)
Interest Rate	Cleared Swap Agreements	596,068	(3,250)
Total		$7,327,012	$(10,402,385)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$1,607,776	$155,435	$—	$—
Foreign Exchange	—	—	2,225,398	—
Credit	—	72,264	—	176,216
Total	$1,607,776	$227,699	$2,225,398	$176,216
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(1,424,016)	$661,992	$—	$—
Foreign Exchange	—	—	(19,111,363)	—
Credit	—	(228,098)	—	417,263
Total	$(1,424,016)	$433,894	$(19,111,363)	$417,263
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of May 31, 2025:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$21,614	$—
Cleared Swap Agreements (a)	256,887	—
Forward Foreign Currency Exchange Contracts	5,695,753	(9,885,259)
Purchased Options (a)	161,873	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$6,136,127	$(9,885,259)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	3,778,293	(4,374,465)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$2,357,834	$(5,510,794)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the counterparty at May 31, 2025:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Counterparty (b)	Cash Collateral Posted by Counterparty (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$15,881	$(15,881)	$—	$—	$—
BNP Paribas	121,937	—	—	—	121,937
Citibank N.A.	369,623	(369,623)	—	—	—
Deutsche Bank AG	329,850	(329,850)	—	—	—
Goldman Sachs International	353,491	(353,491)	—	—	—
JPMorgan Chase Bank N.A.	1,049,669	(673,116)	—	(312,157)	64,396
Merrill Lynch International	86,147	(86,147)	—	—	—
Morgan Stanley Capital Services LLC	31,236	—	—	(8,189)	23,047
Total	$2,357,834	$(1,828,108)	$—	$(320,346)	$209,380
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the fund at May 31, 2025:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Fund (b)	Cash Collateral Posted by Fund (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(1,139,544)	$15,881	$—	$1,123,663	$—
Citibank N.A.	(453,395)	369,623	—	—	(83,772)
Deutsche Bank AG	(706,234)	329,850	—	300,000	(76,384)
Goldman Sachs International	(2,192,457)	353,491	—	1,830,000	(8,966)
JPMorgan Chase Bank N.A.	(673,116)	673,116	—	—	—
Merrill Lynch International	(346,048)	86,147	—	259,901	—
Total	$(5,510,794)	$1,828,108	$—	$3,513,564	$(169,122)
(b) The amount presented here may be less than the total amount of collateral posted by the counterparty/by the fund. Excess collateral is not shown for purposes of this presentation.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time.  Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.  Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At May 31, 2025, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended May 31, 2025, custody fees were not reduced. The amount of the credit, for the six months ended May 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/24
Ordinary income (including any short-term capital gains)	$34,576,252
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
As of 5/31/25
Cost of investments	$956,082,306
Gross appreciation	19,164,592
Gross depreciation	(22,233,459)
Net unrealized appreciation (depreciation)	$(3,068,867)
As of 11/30/24
Undistributed ordinary income	4,370,481
Capital loss carryforwards	(90,922,394)
Other temporary differences	(2,877,448)
Net unrealized appreciation (depreciation)	(15,292,837)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(20,381,230)
Long-Term	(70,541,164)
Total	$(90,922,394)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 5/31/25	Year ended 11/30/24
Class A	$245,513	$436,903
Class B	601	1,800
Class C	2,540	7,652
Class I	257,796	467,619
Class R1	6,212	11,960
Class R2	5,439	10,977
Class R3	12,896	19,993
Class R4	3,927	7,710
Class R6	16,831,350	33,611,638
Total	$17,366,274	$34,576,252
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until March 31, 2026. For the six months ended May 31, 2025, this management fee reduction amounted to $69,402, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2025 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.97%	1.72%	1.72%	0.72%	1.72%	1.22%	0.97%	0.72%	0.64%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2027. For the six months ended May 31, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $124,285 for the six months ended May 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 19,507
Class B	0.75%	0.25%	1.00%	1.00%	252
Class C	0.75%	0.25%	1.00%	1.00%	1,069
Class R1	0.75%	0.25%	1.00%	1.00%	2,593
Class R2	0.25%	0.25%	0.50%	0.50%	941
Class R3	—	0.25%	0.25%	0.25%	1,025
Total Distribution and Service Fees					$25,387
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended May 31, 2025, this rebate amounted to $2 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2025, were as follows:
Amount
Class A	$16,644
Class B	—
Class C	37
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended May 31, 2025, the fee was $7,837,

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
which equated to 0.0016% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $27,355.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended May 31, 2025 was equivalent to an annual effective rate of 0.0145% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$27
8/19/2024	Redemption	Class I	12	97
(4)  Portfolio Securities
For the six months ended May 31, 2025, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$186,359,132	$143,069,900
Non-U.S. Government securities	451,553,560	589,994,017
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 5/31/25		Year ended 11/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	471,497	$3,852,327	734,978	$6,002,698
Class B	1,307	10,680	—	—
Class C	15,129	122,485	3,333	27,062
Class I	210,400	1,707,704	1,135,600	9,186,529
Class R1	4,521	36,847	4,605	37,188
Class R2	1,641	13,300	8,097	65,644
Class R3	5,506	44,638	53,050	426,274
Class R4	1,812	14,706	6,894	55,255
Class R6	2,355,204	19,130,881	7,580,977	61,158,492
	3,067,017	$24,933,568	9,527,534	$76,959,142

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 5/31/25		Year ended 11/30/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	29,747	$243,512	53,200	$432,921
Class B	74	601	221	1,788
Class C	312	2,537	945	7,647
Class I	30,469	248,190	56,448	456,816
Class R1	763	6,212	1,478	11,954
Class R2	649	5,283	1,341	10,845
Class R3	1,585	12,896	2,470	19,993
Class R4	466	3,796	952	7,710
Class R6	2,066,142	16,822,681	4,154,144	33,594,209
	2,130,207	$17,345,708	4,271,199	$34,543,883
Shares reacquired
Class A	(606,083)	$(4,943,478)	(622,022)	$(5,064,354)
Class B	(1,698)	(13,745)	(5,908)	(47,534)
Class C	(22,509)	(182,252)	(8,447)	(68,690)
Class I	(301,391)	(2,445,714)	(578,842)	(4,703,718)
Class R1	(2,018)	(16,403)	(13,261)	(106,136)
Class R2	(10,239)	(82,997)	(13,647)	(109,238)
Class R3	(3,183)	(25,857)	(19,960)	(161,407)
Class R4	(8,387)	(68,092)	(1,702)	(13,643)
Class R6	(14,589,871)	(118,233,367)	(7,277,100)	(58,940,437)
	(15,545,379)	$(126,011,905)	(8,540,889)	$(69,215,157)
Net change
Class A	(104,839)	$(847,639)	166,156	$1,371,265
Class B	(317)	(2,464)	(5,687)	(45,746)
Class C	(7,068)	(57,230)	(4,169)	(33,981)
Class I	(60,522)	(489,820)	613,206	4,939,627
Class R1	3,266	26,656	(7,178)	(56,994)
Class R2	(7,949)	(64,414)	(4,209)	(32,749)
Class R3	3,908	31,677	35,560	284,860
Class R4	(6,109)	(49,590)	6,144	49,322
Class R6	(10,168,525)	(82,279,805)	4,458,021	35,812,264
	(10,348,155)	$(83,732,629)	5,257,844	$42,287,868
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 31%, 27%, 18%, 5%, 4%, 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund.  In addition, the MFS Lifetime 2045 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund’s Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2025, the fund’s commitment fee and interest expense were $2,564 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$19,499,742	$378,684,329	$372,258,287	$(7,956)	$(1,249)	$25,916,579
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$574,110	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Opportunistic Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Opportunistic Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Opportunistic Bond Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   July 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  July 16, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  July 16, 2025

*  Print name and title of each signing officer under his or her signature.